Fees Summary	May 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 44,459,431.20
Total Fee Amount	6,139.85
Total Offset Amount	0.00
Net Fee	$ 6,139.85
Offering Table N/A
Offset Table N/A	N/A